Segment Analysis - Summary of Analysis by Business Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	£ 7,492	£ 7,341	£ 6,889
Adjusted operating profit	2,346	2,284	2,114
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,492	7,341	6,889
Adjusted operating profit	2,351	2,289	2,122
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure of operating segments [line items]
Revenue	2,538	2,473	2,318
Adjusted operating profit	942	914	854
Operating segments [member] | Risk & business analytics [member]
Disclosure of operating segments [line items]
Revenue	2,117	2,073	1,905
Adjusted operating profit	776	760	685
Operating segments [member] | Legal [member]
Disclosure of operating segments [line items]
Revenue	1,618	1,686	1,619
Adjusted operating profit	320	328	312
Operating segments [member] | Exhibitions [member]
Disclosure of operating segments [line items]
Revenue	1,219	1,109	1,047
Adjusted operating profit	313	287	271
Unallocated amounts [member]
Disclosure of operating segments [line items]
Adjusted operating profit	£ (5)	£ (5)	£ (8)